Goodwill and Intangible Assets - Future Amortization Expense (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
2021	$ 792	$ 3,499
2022	1,347	1,347
2023	814	814
2024	814	814
2025	814	814
Thereafter	679	679
Net Book Value	$ 5,260	$ 7,967	$ 13,151